Long-Term Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt And Lines Of Credit [Abstract]
Debt Amounts Included In Consolidated Balance Sheet

	December 31,
	2013	2012
Principal amount of convertible debentures	$ 186,956	$ 186,956
Unamortized debt discount	(3,392)	(12,066)
Carrying amount of convertible debentures	$ 183,564	$ 174,890
Additional paid in capital (net of tax)	$ 31,310	$ 31,310

Interest Expense Included In Consolidated Income Statement

	December 31,
	2013	2012	2011
Cash interest expense	$ 4,610	$ 5,352	$ 5,175
Non-cash amortization of debt discount	8,674	8,106	7,576
Amortization of debt costs	1,751	1,265	1,137
Total interest expense	$ 15,035	$ 14,723	$ 13,888

Interest Paid During Period

2013	$4,744
2012	5,547
2011	4,754

Financial Debt Covenants

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj.
EBITDA)	< 3.50 to 1.00	1.07 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash
Flow/Consolidated Fixed Charges	> 1.50 to 1.00	2.25 to 1.00

Annual Operating Lease Commitment	< $30.0 million	$26.5 million